SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling and Marketing Expenses, Government Grants, Employee Benefits (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising expenses	¥ 191,776,905	¥ 160,415,978	¥ 86,763,367
Government grants	16,385,038	48,726,818	22,441,492
Employee social benefits included as expenses	¥ 42,637,403	¥ 31,122,424	¥ 13,248,094